                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

    SUPPLEMENT DATED JULY 2, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MAY 5, 2003, AS SUPPLEMENTED MAY 29, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") AND SHOULD BE READ IN
                           CONJUNCTION WITH THE SAI.

THE "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" SECTION OF THE SAI IS AMENDED BY REPLACING THE CURRENT DISCLOSURE ON PAGE 75 CONCERNING COMMISSIONS PAID TO DEALERS WITH THE FOLLOWING:

The Adviser pays commissions to dealers on new investments into the Equity, Fixed Income (except for the Limited Maturity Bond Fund and the Short Duration Bond Fund) and Tax-Free Bond Funds as follows:

               1.00% on assets between $1 million and $5 million plus 0.50% on assets between $5 million and $10 million; plus 0.25% on amounts over $10 million

THE SAI IS AMENDED BY ADDING THE FOLLOWING DISCLOSURE TO THE FIRST PARAGRAPH IN THE SECTION ENTITLED "PERFORMANCE REPORTING" ON PAGE 143:

The performance of a class of shares of the Money Market Portfolios may be compared to data prepared by iMoneyNet, Inc., or other independent mutual fund reporting services. The performance of a class of shares of the Small/Mid Cap Value Fund may be compared to the Russell 2500 Value Index or other independent mutual fund reporting services. The performance of a class of shares of the Aggressive Allocation Fund may be compared to the S&P 500 Index and the Lehman U.S. Aggregate Bond Index or other independent mutual fund reporting services. The performance of a class of shares of the Conservative Allocation Fund may be compared to the S&P 500 Index and the Lehman Intermediate U.S. Government Credit Bond Index or other independent mutual fund reporting services. The performance of a class of shares of the Short Duration Bond Fund may be compared to the Merrill Lynch 1 to 3 Year U.S. Corporate/Government Index and the Merrill Lynch 1 Year Treasury Index or other independent mutual fund reporting services. The performance of a class of shares of each of the Tax-Free Bond Funds may be compared to the Lehman Municipal Intermediate Index or other independent mutual fund reporting services.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-021-0100